Annual Fund Operating Expenses - ETF - Vanguard Global ex-US Real Estate Index Fund - ETF Shares	Feb. 26, 2021
Operating Expenses:
Management Fees	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.12%